ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
ACQUISITIONS
NOTE 5:	ACQUISITIONS

a.	Content IQ LLC

On January 14, 2020, the Company consummated the acquisition of Content IQ LLC (“Content IQ”), a privately held company founded in 2014, based in New York City. Content IQ has created data algorithm and analytics tools that deconstruct content, revenue and distribution to solve current major digital publishing challenges.

The total consideration for the acquisition was $37,838, comprised of $15,000 paid in cash at closing and a contingent consideration (with a maximum amount of up to $47,050), tied to revenue and EBITDA-based metrics over a period of two years, estimated at fair value of $22,838 on the acquisition date. In addition, the acquisition includes a retention-based component of up to $11,000.

As of December 31, 2024, the remaining balance of the contingent consideration was settled. In 2024 and 2023 the change in fair value of the contingent consideration that was recorded as expense in the statement of income (loss) was $1,541 and $0, respectively.

b.	Vidazoo

On October 4, 2021, the Company consummated the acquisition of Vidazoo Ltd., also known as “Vidazoo” (the “Vidazoo Acquisition”), a leading video technology company that enables both advertisers and publishers to deliver high impact content and advertising to consumers.

The total consideration for the acquisition was $90,038, comprised of $35,000 paid in cash at closing, contingent consideration (with a maximum amount of up to $58,545), tied to financial targets over a period of 2.25 years, estimated at fair value of $48,903 on the acquisition date, and a net working capital in the amount of $6,135 which will be set-off against collection.

On June 14, 2023, the Company entered into an amendment to the SPA with Vidazoo’s sellers in connection with an additional overachievement earnout consideration in an aggregate amount of up to $10,550 payable in the Company’s ordinary shares.

As of December 31, 2023, Vidazoos’ sellers had met the specified earnout targets, and the Company recognized an expense of $10,550 under 'Changes in fair value of contingent consideration' in the consolidated statements of income (loss).

As of December 31, 2024, the remaining balance of the contingent consideration was settled.

c.	Hivestack

On December 11, 2023, the Company consummated the acquisition of Hivestack Inc. (“Hivestack”), a global innovative full-stack programmatic Digital out of Home (DOOH) company.

The total consideration for the acquisition was $106,931, comprised of $100,000 paid in cash at closing and a net working capital in the amount of $6,931 subject to working capital adjustments. In addition, the acquisition includes a retention-based payment of up to $25,000, tied to financial target and service of a period of 3 years to be settled in cash and in the Company’s ordinary shares.

d.	Greenbids

On May 8, 2025, the Company consummated the acquisition of Greenbids SAS (“Greenbids”), an AI platform that creates custom bidding algorithms for campaign-level optimization.

The total consideration for the acquisition was $49,585 comprised of (i) $30,032 in cash (consisting of a base cash consideration of $27,500, subject to customary purchase price adjustments for closing working capital, company cash, company debt and other items as set forth in the share purchase agreement), and (ii) contingent consideration with a maximum amount of up to $22,500, payable in cash, estimated at a fair value of $19,553 on the acquisition date. The contingent consideration consists of two earn-out payments of up to $11,250 each, subject to achievement of financial and technology KPI’s. The fair value of the contingent consideration was estimated using a Monte Carlo simulation approach. The contingent consideration is classified as a liability and is remeasured at fair value at each reporting date, with changes recognized in earnings. As of December 31, 2025, the fair value of the contingent consideration liability was $20,140 (see Note [4] — Fair Value of Financial Instruments).

In addition, the acquisition includes retention-based arrangements in a total of $15,000, consisting of cash and RSU’s. These arrangements are contingent on the recipients’ continued employment and are therefore accounted for as post-combination compensation expense recognized on a straight-line basis over the requisite service period, and not as part of the consideration transferred.

The following table summarizes the allocation of the purchase price consideration as of the acquisition date for the transaction noted above:

May 8, 2025
Net Assets[1]	$3,296
Technology	31,013
Customer Relationship	4,492
Deferred Taxes	(8,196)
Goodwill	18,980
Net assets acquired	$49,585

[1] Includes cash in the amount of $3,735.

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. The goodwill is not expected to be deductible for income tax purposes.

Technology includes an array of AI-optimization software designed to improve programmatic advertising performance. The technology is amortized over the estimated useful life of 7 years using the straight-line method.

Customer relationship is derived from customer contracts and related customer relationships with existing customers. Customer relationship is amortized based on the accelerated method over the estimated useful life of 10 years.

The results of operations of Greenbids have been included in the consolidated financial statements since the date of the acquisition.

The Company incurred acquisition related costs of $1,373, which were included in general and administrative expenses in the consolidated statements of income (loss) for the year ended December 31, 2025.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income (loss).

For the year ended December 31, 2025 the Company recorded the following retention-based compensation expenses in the statement of income (loss) with respect to Hivestack acquisition and Greenbids acquisition:

Retention-based compensation

Cost of revenue	$884
Research and development	2,643
Selling and marketing	3,740
General and administrative	362
Total	$7,629